Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2011
Employee Benefits
Schedule of group's employee welfare benefits

	For the year ended December 31
	2009	2010	2011
	RMB	RMB	RMB
Contributions to medical and pension schemes	77.1	109.8	137.2
Other employee benefits	30.9	44.6	68.9
	108.0	154.4	206.1